Sensitivity analysis to key market risks - Sensitivity analysis to key market risks (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Sensitivity analysis
Shareholders' equity	$ 16,109	$ 17,088
Insurance operations
Sensitivity analysis
Shareholders' equity	$ 13,308	$ 14,289
Interest rate risk
Sensitivity analysis
Reasonably possible increase in assumption (as a percent)	1.00%	1.00%
Net effect on shareholders' equity, increase in assumption	$ (680)	$ (796)
Net effect on profit after tax, increase in assumption	$ (680)	$ (796)
Reasonably possible decrease in assumption (as a percent)	0.50%	0.50%
Net effect on shareholders' equity, decrease in assumption	$ 121	$ 137
Net effect on profit after tax, decrease in assumption	$ 121	$ 137
Floor for movements in interest rates in sensitivity analysis	0.00%	0.00%
Equity/property market
Sensitivity analysis
Reasonably possible increase in assumption (as a percent)	10.00%	10.00%
Net effect on shareholders' equity, increase in assumption	$ 305	$ 372
Net effect on profit after tax, increase in assumption	$ 305	$ 372
Reasonably possible decrease in assumption (as a percent)	20.00%	20.00%
Net effect on shareholders' equity, decrease in assumption	$ (750)	$ (787)
Net effect on profit after tax, decrease in assumption	$ (750)	$ (787)